Investments Held at Fair Value (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Investments Held At Fair Value [Abstract]
Schedule of Available-for-sale Investments

	Investments
	Fair value through P&L	Fair value through OCI	Available-for-sale	Total	Available-for-sale investments
				2018 £m	2017 £m

31 December			107	107	58
Accounting policy change (IFRS 9) (note 31)	237	16	(107)	146	-

1 January	237	16	-	253	58

Differences on exchange	(53)	-	-	(53)	-

Additions	278	4	-	282	90

Revaluations	36	-	-	36	(27)

Disposals	(285)	(16)	-	(301)	(14)

31 December	213	4	-	217	107

Current	178	-	-	178	65

Non-current	35	4	-	39	42

	213	4	-	217	107

	2018 £m	2017 £m

Functional currency	212	107

US dollar	-	-

Euro	-	-

Other currency	5	-

	217	107